Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease term description	These leases have expected remaining lease terms ranging from less than one year to 7 years.
Sublease rental income	$ 0	$ 0